RIGHT-OF-USE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Borrowing interest rate	3.35%
Operating weighted average remaining life	3 years
Right-of-use assets	$ 1,489	$ 1,769
Lease liabilities	$ 1,600	$ 1,800